Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Disclosure of classes of share capital

	December 31, 2025		December 31, 2024
As at	Number	Amount	Number	Amount
Common	76,018,344	$2,496	77,706,788	$2,549
Class B Common	2,281,478	—	2,281,478	—
Total Common	78,299,822	$2,496	79,988,266	$2,549